JPMORGAN TRUST I

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

(each a “Fund”)

(each a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated March 1, 2022 to the Summary Prospectuses

and Prospectuses dated November 1, 2021, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trilllo	2019	Managing Director
Ove Fladberg	2022	Managing Director
Jeffrey A. Geller	2008	Managing Director

In addition, the “Management of the Funds — The Fund Managers” the first paragraph of each Prospectus is deleted in its entirety and replaced with the following:

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Silvia Trillo, Ove Fladberg and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Mr. Fladberg, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since 2010. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. Mr. Fladberg, Managing Director, has been an employee of JPMIM since 2007 and a portfolio manager of the Funds since 2022. As CIO for the Americas of Multi-Asset Solutions and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-SR-PM-322

JPMORGAN TRUST I

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2022

to the Statement of Additional Information dated November 1, 2021, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan SmartRetirement Funds is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd	22	54,863,499	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,103,628	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	101,136,016	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	22	53,444,439	40	60,810,848	6	20,458,708
Silvia Trillo	23	53,684,569	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	99,716,957	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	22	51,400,569	40	60,810,848	6	20,458,708
Silvia Trillo	23	51,640,698	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	97,673,086	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	22	50,296,217	40	60,810,848	6	20,458,708
Silvia Trillo	23	50,536,346	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	96,568,734	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	22	51,444,385	40	60,810,848	6	20,458,708
Silvia Trillo	23	51,684,514	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	97,716,903	52	65,453,491	26	15,199,108

SUP-SAI-SR-322

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd	22	51,375,161	40	60,810,848	6	20,458,708
Silvia Trillo	23	51,615,291	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	97,647,679	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	22	52,858,588	40	60,810,848	6	20,458,708
Silvia Trillo	23	53,098,718	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	99,131,106	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	22	53,201,066	40	60,810,848	6	20,458,708
Silvia Trillo	23	53,441,195	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	99,473,583	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	22	54,996,343	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,236,473	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	101,268,861	52	65,453,491	26	15,199,108

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	22	56,529,321	40	60,810,848	6	20,458,708
Silvia Trillo	23	56,769,451	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0
Jeffrey A. Geller	39	102,801,839	52	65,453,491	26	15,199,108

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	1	540,685

1	As of 12/31/21.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan SmartRetirement Funds is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd					X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd						X
Silvia Trillo					X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	X
Silvia Trillo				X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	X
Silvia Trillo			X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X
Jeffrey A. Geller	X

*	As of 2/28/22.

In addition, also effective immediately, the fifth paragraph under “Acting for Multiple Clients.” in the “POTENTIAL CONFLICTS OF INTEREST” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The portfolio managers of certain Funds-of-Funds and separate accounts have access to the holdings and may have knowledge of the investment strategies and techniques of certain underlying Funds because they (i) receive portfolio holding information concerning accounts that are managed in a similar strategy as an underlying Fund that is not subject to the same restrictions as the underlying Funds and/or (ii) they serve as or oversee the portfolio manager(s) of the underlying Funds. In addition, the portfolio managers of certain Funds-of-Funds and separate accounts have periodic access to risk exposure information such as currency, sector, region, country, asset class, credit quality, volatility characteristics, VaR and stress information, exposure versus benchmarks, duration and Environmental, Social and Governance (“ESG”) ratings based on the aggregate daily holdings of the underlying Funds in which such Funds-of-Funds and separate accounts invest. They therefore face conflicts of interest in the timing and amount of allocations to or redemptions from an underlying Fund, as well as in the choice of an underlying Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE